NOTE 14. STOCK-BASED COMPENSATION (Details Narrrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 14. Stock-based Compensation Details Narrrative
Share based compensation expense	$ 1,253	$ 3,775	$ 4,553
Unrecognized compensation expense	$ 575
Unrecognized compensation expense, Period for Recognition	2 months 5 days